Performance Management - Credit Suisse Commodity Return Strategy Fund	Feb. 28, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide an indication of the risks of investing in the fund. The bar chart shows you how performance of the fund's Class A shares has varied from year to year for up to 10 years. The table compares the fund's performance (before and after taxes) over time to that of a broad-based securities market index. The table also compares the fund's performance to the BCOM Index, which is currently composed of futures contracts on 24 physical commodities. The after-tax returns are shown for Class A shares only. The after-tax returns of other classes will vary. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.

The fund makes updated performance available at the fund's website (www.credit-suisse.com/us/funds) or by calling Credit Suisse Funds at 877-870-2874.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide an indication of the risks of investing in the fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Year-by-year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best quarter: 25.49% (Q1, 2022) Worst quarter: (22.16)% (Q1, 2020) Inception date: 12/30/04
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	25.49%
Highest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(22.16%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance [Table]
Period ended 12/31/24:	One year 2024	Five years 2020-2024	Ten years 2015-2024
Class A Return before taxes	(0.03)%	5.85%	0.65%
Class A Return after taxes on distributions	(1.34)	1.41	(1.66)
Class A Return after taxes on distributions and sale of fund shares	(0.02)	2.64	(0.47)
Class C Return before taxes	3.16	6.09	0.38
Class I Return before taxes	5.18	7.16	1.38
Bloomberg Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)	5.38	6.77	1.28

Average Annual Return, Caption [Optional Text]	Average annual total returns Period ended 12/31/24:
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for Class A shares only. The after-tax returns of other classes will vary
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]

•  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

Performance Availability Website Address [Text]	www.credit-suisse.com/us/funds
Performance Availability Phone [Text]	877-870-2874